UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Advisors Capital Management, LLC
           -----------------------------------------------------
Address:   115 West Century Road
           Paramus, NJ 07652
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kevin G. Kern
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  201-986-1900
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kevin G. Kern                     Paramus, NJ                     7/17/2008
-----------------                     -----------                     ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          128
                                         -----------
Form 13F Information Table Value Total:     $161,321
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ -------
1800 Flowers.com INC           CL A             68243Q106      239   37025          Sole                0      0   37025
51 Jobs                        SP ADR REP COM   316827104      605   33047          Sole                0      0   33047
Aaron Rent                     COM              002535201      381   17075          Sole                0      0   17075
Aetna                          COM              00817Y108      255    6300          Sole                0      0    6300
AIG                            COM              026874107     2406   90930          Sole                0      0   90930
Alliance Bernstein             UNIT LTD PARTN   01855A101     3896   71257          Sole                0      0   71257
Allied Capital                 COM              01903Q108     1353   97411          Sole                0      0   97411
Alpharma Inc                   CL A             020813101      219    9700          Sole                0      0    9700
Altria Group                   COM              02209S103      729   35471          Sole                0      0   35471
American Capital               COM              024937104     1605   67526          Sole                0      0   67526
Apollo Invt Corp Con Shs Ben   COM              03761U106     2183  152352          Sole                0      0  152352
Int
Arbor Realty                   COM              038923108     3052  340227          Sole                0      0  340227
Ashford Hospitality            COM              044103109     1315  284637          Sole                0      0  284637
Aspen Insurance                SHS              G05384105     2254   95226          Sole                0      0   95226
AT&T Inc                       COM              00206R102      235    6980          Sole                0      0    6980
Atheros Communications Inc     COM              04743P108      957   31905          Sole                0      0   31905
Avnet                          COM              053807103      537   19700          Sole                0      0   19700
Baidu.com Inc                  Spon ADR PEP A   056752108     1223    3907          Sole                0      0    3907
Bank of America                COM              060505104     3626  151909          Sole                0      0  151909
Barr Pharmaceuticals Inc       COM              068306109     1062   23557          Sole                0      0   23557
Bed Bath & Beyond              COM              075894100     2602   92609          Sole                0      0   92609
Berkley W R Corp               COM              084423102      218    9012          Sole                0      0    9012
Boeing Co                      COM              097023105     2028   30858          Sole                0      0   30858
BT Group Plc                   ADR              05577E101      330    8298          Sole                0      0    8298
Cabelas Inc                    COM              126804301     1247  113266          Sole                0      0  113266
Capital Trust Inc MD           Cl A New         14052H506     1372   71409          Sole                0      0   71409
CapitalSource Inc              COM              14055X102     2561  231157          Sole                0      0  231157
Caplease Inc                   COM              140288101     1672  223275          Sole                0      0  223275
Cardinal Health                COM              14149Y108     2715   52635          Sole                0      0   52635
Carmax Inc                     COM              143130102      896   63142          Sole                0      0   63142
Carnival Corp                  PAIRED CTF       143658300     1216   36904          Sole                0      0   36904
Cascade Corp                   COM              147195101      649   15330          Sole                0      0   15330
Caterpillar Inc                COM              149123101     2466   33412          Sole                0      0   33412
CBL & Assoc Pptys Inc Com      COM              124830100      711   31125          Sole                0      0   31125
Cedar Fair L P                 Depositry Unit   150185106      251   13375          Sole                0      0   13375
Cemex Sab De Cv                Spon Adr New     151290889     1156   46793          Sole                0      0   46793
Cheese Cake Factory Inc        COM              163072101     1730  108734          Sole                0      0  108734
Cit group Inc                  COM              125581108      235   34574          Sole                0      0   34574
CitiGroup Inc                  COM              172967101     1795  107096          Sole                0      0  106114
Cogdell Spencer Inc            COM              19238U107     1344   82679          Sole                0      0   82679
Cohen & Steers                 COM              19247A100     1822  119074          Sole                0      0  119074
Colonial Pptys Tr              Com Sh Ben Int   195872106      400   19975          Sole                0      0   19975
Covidien Ltd                   COM              g2552x108      694   14499          Sole                0      0   14499
Dow Chem Co                    COM              260543103     1556   44650          Sole                0      0   44650
DRS Technologies Inc           COM              23330X100     1164   14781          Sole                0      0   14781
Duke Realty Corp               COM              264411505      327   14550          Sole                0      0   14550
eLong                          SPONSORED ADR    290138205      581   81778          Sole                0      0   81778
Enbridge Energy Mgmt LLC Shs                    29250X103      941   18400          Sole                0      0   18400
Units Repst
Enbridge Energy Partners       COM              29250R106      709   14100          Sole                0      0   14100
Enterprise Products            COM              293792107      671   22715          Sole                0      0   22715
Exxon Mobil                    COM              30231G102      527    5985          Sole                0      0    5985
Federal Natl Mtg Assn          COM              313586109      682   34978          Sole                0      0   34978
Felcor Lodging                 COM              31430F101     3482  331628          Sole                0      0  331628
First Industrial               COM              32054K103     1760   64068          Sole                0      0   64068
Flextronics                    ORD              Y2573F102      859   91393          Sole                0      0   91393
Federal Home LN MTG Corp       COM              313400301      781   47641          Sole                0      0   47641
Franklin Res Inc               COM              354613101      245    2675          Sole                0      0    2675
Gallagher Arthur J & Co.       COM              363576109      349   14475          Sole                0      0   14475
General Electric               COM              369604103      907   33993          Sole                0      0   33993
Glimscher Realty               SH BEN INT       379302102     1779  159147          Sole                0      0  159147
Health Net Inc                 COM              42222G108     1394   57930          Sole                0      0   57930
Health Extras Inc              COM              422211102      777   25775          Sole                0      0   25775
Helen of Troy                  COM              G4388N106     1077   66814          Sole                0      0   66814
Hersha Hospitalities           SH BEN INT       427825104     4089  541550          Sole                0      0  541550
Home Depot                     COM              437076102     2965  126585          Sole                0      0  126585
Hormel                         COM              440452100     1378   39805          Sole                0      0   39805
Hospitality Properties         COM SH BEN INT   44106M102     1365   55792          Sole                0      0   55792
HRPT Properties                COM SH BEN INT   40426W101     1898  280370          Sole                0      0  280370
Humana                         COM              444859102     1202   30224          Sole                0      0   30224
II VI Inc                      COM              902104108      500   14325          Sole                0      0   14325
Illinois Tool Wks Inc          COM              452308109      469    9875          Sole                0      0    9875
ING Clarion Glb Re Est Incm Fd COM              44982G104     1713  129110          Sole                0      0  129110
Ingersoll Rand Co Ltd Cl A Com COM              g4776g101      560   14948          Sole                0      0   14948
Invetiv Health Inc             COM              46122E905      748   26931          Sole                0      0   26931
Istar Financial Inc            COM              45031U101      672   50875          Sole                0      0   50875
Kayne Anderson Mlp Investment  COM              486606106     1384   50450          Sole                0      0   50450
Co
Kinder Morgan MGMT             SHS              49455U100      773   14350          Sole                0      0   14350
Kinder Morgan Partners         UT LTD PARTNR    494550106      511    9175          Sole                0      0    9175
Kohls                          COM              500255104     2378   59384          Sole                0      0   59384
Lexington Properties           COM              529043101      844   61941          Sole                0      0   61941
Lowes                          COM              548661107      996   48009          Sole                0      0   48009
Macquarie Infrastr Co LLC      Membership Int   55608B105      235    9300          Sole                0      0    9300
Magellan Midstream Hldgs       COM UNIT RP LP   55907R108     1550   68900          Sole                0      0   68900
Martin Midstream Partners      UNIT LP INT      573331105      566   17250          Sole                0      0   17250
Masco Corp                     COM              574599106     2818  179145          Sole                0      0  179145
Max Re Capital                 SHS              G6052F103      342   16025          Sole                0      0   16025
Medical Properties TR          COM              58463J304     2182  215602          Sole                0      0  215602
Mueller Inds Inc               COM              624756102     1698   52725          Sole                0      0   52725
Mueller Wtr Prods Inc          COM              624758207      982  114951          Sole                0      0  114951
Nasdaq Omx Group Inc           COM              631103108      722   27189          Sole                0      0   27189
National Health Investors      COM              63633D104      614   21525          Sole                0      0   21525
Omega Healthcare Invs Inc      COM              681936100      610   36615          Sole                0      0   36615
Oneok Partners                 UNIT LTD PARTN   68268N103      708   12670          Sole                0      0   12670
OSI Systems Inc                COM              671044105      777   36296          Sole                0      0   36296
Overstock Coom Inc Del         COM              690370101     1080   41614          Sole                0      0   41614
Overstock Com Inc Del SR NT CV NOTE             690370AB7     3657 5106000          Sole                0      0 5106000
3.75%
Panera Bread Co                CL A             69840w108      431    9325          Sole                0      0    9325
Peoples United Financial Inc   COM              712704105      586   37591          Sole                0      0   37591
Pfizer                         COM              717081103     1763  100942          Sole                0      0  100942
Philip Morris Intl Inc Com     COM              718172109     1762   35667          Sole                0      0   35667
Pilgrims Pride Corp            COM              721467108      212   16336          Sole                0      0   16496
PNC Bank                       COM              693475105      461    8078          Sole                0      0    8078
Regal Beloit Corp              COM              758750103      695   16450          Sole                0      0   16175
Royal Carribbean               COM              V7780T103     1593   70914          Sole                0      0   70914
Satyam Computer Services Ltd   ADR              804098101      592   24153          Sole                0      0   16709
Scotts Miracle Gro Co          Cl A             810186106      664   37797          Sole                0      0   37797
Smart Balance                  COM              83169Y108     2156  299064          Sole                0      0  299064
Sun Cmntys Inc                 COM              866674104     1751   96059          Sole                0      0   96059
Sunstone Hotel Invs Inc New    COM              867892101     1883  113461          Sole                0      0  113461
Supertel Hospitality Inc Md    COM              868526104      375   75650          Sole                0      0   75650
Supervalu Inc                  COM              686536103     1046   33853          Sole                0      0   33853
Taiwan Semiconductor Mfg Ltd   ADR              874039100     3503  321082          Sole                0      0  321082
Target                         COM              87612E106     1468   31575          Sole                0      0   31575
Teppco                         UT LTD PARTNR    872384102      329    9920          Sole                0      0    9920
Teva Pharmaceutical            ADR              881624209     3150   68778          Sole                0      0   68778
Trex Inc                       COM              89531P105      720   61389          Sole                0      0   61389
Tyco Intel ltd Bermuda Shs     SHS              G9143X208      673   14305          Sole                0      0   14305
U Store It TR                  COM              91274F104      418   34975          Sole                0      0   34975
Unitedhealth Group Inc.        COM              91324P102     1017   38753          Sole                0      0   38753
Unum Group                     COM              91529Y106      991   48466          Sole                0      0   48466
US Bancorp                     COM NEW          902973304     2352   84315          Sole                0      0   84315
Valero Energy                  COM              91913Y100      490   11902          Sole                0      0   11902
Video Display Corp             COM              926555103      341   45036          Sole                0      0   45036
Wachovia Corp                  COM              929903102      284   18259          Sole                0      0   18259
Waddell & Reed                 CL A             930059100     4279  122230          Sole                0      0  122230
Watson Pharmaceuticals Inc     COM              942683103      334   12300          Sole                0      0   12300
WellPoint Inc                  COM              94973V107     2215   46469          Sole                0      0   46469
YRC Worldwide Inc              COM              984249102      991   66636          Sole                0      0   66636